PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2021	2020
Office, equipment and facilities	$9,222	$10,796
Internal-use software	1,490	1,449
Vehicles	1,617	1,958
Leasehold improvements	2,893	2,972
	15,222	17,175
Less: accumulated depreciation and amortization	9,512	11,650
Total property and equipment, net	$5,710	$5,525

Depreciation and amortization expenses are $2,061, $2,090 and $1,688 for the years ended December 31, 2021, 2020 and 2019 respectively.